Right-of-use assets and lease liabilities - Amounts recognized in the profit and loss account (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income and revenues
Income from remeasurement of lease liabilities	€ 18	€ 12	€ 6
Other income and revenues	18	12	6
Purchases, services and other
Short-term leases	85	67	115
Low-value leases	31	37	39
Variable lease payments not included in the measurement of lease liabilities	14	7	16
Capitalised direct cost associated with self-constructed assets - tangible assets	(4)	(2)	(2)
Purchases, services and other	126	109	168
Depreciation and impairments
Depreciation of RoU leased assets	928	928	999
Capitalised direct cost associated with self-constructed assets - tangible assets	(110)	(96)	(210)
Impairment losses of RoU leased assets	59	47	41
Depreciation and impairments	877	879	830
Finance income (expense) from leases
Interest on lease liabilities	(304)	(347)	(378)
Capitalised finance expense of ROU leased assets - tangible assets	5	7	17
Net currency translation differences on lease liabilities	(34)	24	(6)
Finance income (expense) from leases	€ (333)	€ (316)	€ (367)